Property, Plant and Equipment, net (Details) - Schedule of property, plant and equipment, net consist - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Property, Plant and Equipment [Line Items]
Cost	$ 83,354	$ 83,297
Less: accumulated depreciation and amortization	(57,303)	(56,280)
Net book value	26,051	27,017
Leasehold land and buildings [Member]
Property, Plant and Equipment [Line Items]
Cost	32,233	32,233
Plant and machinery [Member]
Property, Plant and Equipment [Line Items]
Cost	37,293	37,313
Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	10,734	10,748
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost	1,431	1,583
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	4,432	4,201
Impairment [Member]
Property, Plant and Equipment [Line Items]
Impairment	$ (2,769)	$ (2,781)